Income Taxes - Schedule of Reconciliation of Income Taxes Paid (Net of Refunds Received) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Ireland	$ 95,757
Total income tax paid (net of refunds received)	165,787	$ 140,718	$ 163,778
United States
Income Tax Contingency [Line Items]
Foreign	17,000
Other
Income Tax Contingency [Line Items]
Foreign	$ 53,030